New Accounting Pronouncements	12 Months Ended
Dec. 31, 2022
New Accounting Pronouncements [Abstract]
New Accounting Pronouncements
46.	New Accounting Pronouncements:

The following is a summary of new standards, interpretations and improvements to the International Financial Reporting Standards issued by the International Accounting Standards Board (IASB) that are not yet effective as of December 31, 2022:

IAS 28 – Investments in Associates and Joint Venture, and IFRS 10 – Consolidated Financial Statements.

In September 2014, the IASB published this modification, which clarifies the scope of the profits and losses recognized in a transaction, that involves an associate or joint venture, and that this depends on whether the asset sold or contribution constitutes a business. Therefore, the IASB concluded that all gains or losses must be recognized against loss of control of a business.

Likewise, the gains or losses that result from the sale or contribution of a subsidiary that does not constitute a business (definition of IFRS 3) to an associate or joint venture must be recognized only to the extent of unrelated interests in the associate or joint venture.

During December 2015, the IASB agreed to set the effective date of this modification in the future, allowing its immediate application.

Banco de Chile and its subsidiaries will have no impact on the Consolidated Financial Statements as a result of the application of this amendment.

IAS 1 – Presentation of Financial Statements and IFRS Practice Statement No. 2 Accounting Policy Disclosures.

In February 2021, the IASB published amendments to IAS 1 to require companies to disclose material information in order to improve the disclosures of their accounting policies and provide useful information to investors and other users of financial statements.

To help entities apply the amendments to IAS 1, the Board also amended IFRS Practice Statement No. 2 to illustrate how an entity can judge whether accounting policy information is material to its financial statements.

The amendments to IAS 1 will be effective for Financial Statement presentation periods beginning on or after January 1, 2023. Early application is allowed. If an entity applies those amendments to prior periods, it must disclose that fact.

The application of this amendment will generate impacts only in the disclosure of accounting policies in the Consolidated Financial Statements of Banco de Chile and its subsidiaries.

IAS 8 – Accounting Policies, Changes in Accounting Estimates and Errors. Definition of Accounting Estimate.

In February 2021, the IASB incorporated changes to the definition of accounting estimates contained in IAS 8, the amendments are intended to help entities distinguish changes in accounting estimates from changes in accounting policies.

The amendments to IAS 8 will be effective for Financial Statement presentation periods beginning on or after January 1, 2023. Early application is allowed.

The application of this amendment will not have an impact on the Consolidated Financial Statements of Banco de Chile and its subsidiaries.

IAS 12 – Income Tax. Deferred taxes related to assets and liabilities arising from a single transaction.

In May 2021, the IASB published amendments to IAS 12, to specify how companies should account for deferred taxes on transactions such as leases and decommissioning obligations.

IAS 12 Income Tax specifies how a company accounts for income tax, including deferred tax, which represents tax to be paid or recovered in the future. In certain circumstances, companies are exempt from recognizing deferred taxes when they first recognize assets or liabilities. Prior to the amendment, there was some uncertainty as to whether the exemption applied to transactions such as leases and decommissioning obligations, transactions for which companies recognize both an asset and a liability.

The amendments clarify that the exemption does not apply and that companies are required to recognize deferred taxes on such transactions. The purpose of the amendments is to reduce the differences in reporting deferred tax on leases and decommissioning obligations.

The amendments are effective for the presentation periods of the Financial Statements beginning on January 1, 2023, and early application is allowed.

The implementation of this amendment will not have a material impact on Banco de Chile and its subsidiaries.

IFRS 16 – Leases. Recognition of the lease liability in a sale with leaseback.

In September 2022, the IASB published an amendment to IFRS 16 related to the recognition of the lease liability in a sale with leaseback.

The amendment specifies the requirements that a seller-lessee must use to quantify the lease liability that arises on sale and leaseback so that the seller-lessee does not recognize any gain or loss related to the right of use that it retains.

The modifications are effective for the periods of presentation of the Financial Statements that begin on or after January 1, 2024, and early application is allowed.

The implementation of this amendment will have no impact for Banco de Chile and its subsidiaries.